Commitments (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	May 31, 2013	Jan. 31, 2015
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense	$ 257,000,000	$ 270,000,000	$ 214,000,000
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Minimum rental commitments payable, 2015	205,000,000
Minimum rental commitments payable, 2016	179,000,000
Minimum rental commitments payable, 2017	152,000,000
Minimum rental commitments payable, 2018	118,000,000
Minimum rental commitments payable, 2019	101,000,000
Minimum rental commitments payable, 2020 and thereafter	315,000,000
Minimum rental commitments payable, Total	1,070,000,000
Capital Addition Purchase Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Abstract]
Unrecorded Unconditional Purchase Obligation	3,500,000,000	5,500,000,000
Other Purchase Obligations And Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Abstract]
Unrecorded Unconditional Purchase Obligation	2,500,000,000	1,900,000,000
Lehman Matter [Member] | Pending Litigation [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Loss Contingency, Damages Sought, Value				312,000,000
Subsequent Event [Member] | Lehman Matter [Member] | Pending Litigation [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Loss Contingency, Damages Sought, Value					$ 129,000,000